RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500 (Details) - ECOLAB SAVINGS PLAN AND ESOP - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of net assets available for benefits
Net assets available for benefits per the financial statements	$ 4,636,225	$ 4,186,559
Fully benefit-responsive investment contracts value adjustment	(2,989)	(6,647)
Net assets available for benefits per Form 5500	4,633,236	$ 4,179,912
Reconciliation of the net increase in net assets available for benefits per the Plan financial statements
Net increase in net assets available for benefits per the financial statements	449,666
Prior year fully benefit-responsive investment contracts value adjustment	6,647
Current year fully benefit-responsive investment contracts value adjustment	(2,989)
Total increase in net assets available for benefits per Form 5500	$ 453,324